Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Impact on Financial Statements Due to Application of IFRS 15 at the Date of Initial Application

The impact on the financial statements due to the application of IFRS 15 at the date of initial application (January 1, 2018) is as follows:

	January 1, 2018
(In millions of Korean won)	Before application of IFRS 15 (*)		Adjustment		After application of IFRS 15
Current assets	￦	9,828,525	￦	1,288,908	￦	11,117,433
Trade and other receivables		5,964,565		4,475		5,969,040
Inventories		642,027		—		642,027
Other current assets[1,2]		304,860		1,284,433		1,589,293
Others		2,917,073		—		2,917,073
Non-current assets		20,067,196		68,060		20,135,256
Trade and other receivables		828,832		(2,285)		826,547
Deferred income tax assets		712,222		(352,273)		359,949
Other non-current assets[1,2]		107,165		422,618		529,783
Others		18,418,977		—		18,418,977

Total assets	￦	29,895,721	￦	1,356,968	￦	31,252,689

Current liabilities	￦	9,474,162	￦	269,893	￦	9,744,055
Trade and other payables		7,426,088		297		7,426,385
Deferred revenue		17,906		33,655		51,561
Provisions		78,172		177		78,349
Other current liabilities[1]		258,315		235,764		494,079
Others		1,693,681		—		1,693,681
Non-current liabilities		7,238,205		80,236		7,318,441
Deferred revenue		91,698		23,831		115,529
Deferred income tax liabilities		128,462		6,905		135,367
Other non-current liabilities[1]		237,283		49,500		286,783
Others		6,780,762		—		6,780,762

Total liabilities	￦	16,712,367	￦	350,129	￦	17,062,496

Equity attribute to owners of the Controlling Company	￦	11,791,590	￦	929,866	￦	12,721,456
Non-controlling interest		1,391,764		76,973		1,468,737

Total equity	￦	13,183,354	￦	1,006,839	￦	14,190,193

(*)	The amounts in this column are before the adjustments from the adoption of IFRS 9.

The effect of adoption of IFRS 15 on the consolidated financial statements for the year ended December 31, 2018, is as follows.

-	Consolidated statement of financial position

	December 31, 2018
(In millions of Korean won)	Reported Amount (*)		Adjustments		Amount before application of IFRS 15
Current assets	￦	12,157,814	￦	(1,335,128)	￦	10,822,686
Trade and other receivables		5,680,349		7,141		5,687,490
Inventories		1,074,634		53,035		1,127,669
Other current assets[1,2]		1,687,548		(1,395,304)		292,244
Others		3,715,283		—		3,715,283
Non-current assets		20,316,306		(87,432)		20,228,874
Trade and other receivables		842,995		4,617		847,612
Deferred income tax assets		465,369		356,928		822,297
Other non-current assets[1,2]		545,895		(448,977)		96,918
Others		18,462,047		—		18,462,047

Total assets	￦	32,474,120	￦	(1,422,560)	￦	31,051,560

Current liabilities	￦	9,394,123	￦	(318,260)	￦	9,075,863
Deferred revenue		52,878		(38,057)		14,821
Provisions		117,881		(565)		117,316
Other current liabilities[1]		596,589		(279,638)		316,951
Others		8,626,775		—		8,626,775
Non-current liabilities		8,421,507		(54,508)		8,366,999
Deferred revenue		110,702		(27,233)		83,469
Deferred income tax liabilities		204,785		(21,019)		183,766
Other non-current liabilities[1]		423,626		(6,256)		417,370
Others		7,682,394		—		7,682,394

Total liabilities	￦	17,815,630	￦	(372,768)	￦	17,442,862

Equity attribute to owners of the Controlling Company	￦	13,129,901	￦	(970,430)	￦	12,159,471
Non-controlling interest		1,528,589		(79,362)		1,449,227

Total equity	￦	14,658,490	￦	(1,049,792)	￦	13,608,698

(*)	Amounts include adjustments arising from adoption of IFRS 9.

[1]	Allocation the transaction price

With the implementation of IFRS 15, the Group allocates the transaction price to each performance obligation identified in the contract based on a relative stand-alone selling prices of the goods or services being provided to the customer. To allocate the transaction price to each performance obligation on a relative stand-alone price basis, the Group determines the stand-alone selling price at contract inception of the distinct goods or services underlying each performance obligation in the contract and allocate the transaction price in proportion to those stand-alone selling price. The stand-alone selling price is the price at which the Group would sell promised goods or services separately to the customer. The best evidence of a stand-alone selling price is the observable price of a goods or services when the Group sells that goods or services separately in similar circumstances and to similar customers. The Group recognizes the allocated amount as contract assets or contract liabilities, and amortizes it through the remaining period which is adjusted in operating income.

In relation to this, as at December 31, 2018, contract assets and contract liabilities are increased by ￦398,797 million (January 1, 2018: ￦421,131 million) and ￦347,461 million (January 1, 2018: ￦282,836 million), respectively.

[2]	Incremental costs of obtaining a contract

The Group pays the commission fees when new customer subscribe for telecommunication services. The incremental costs of obtaining a contract are those commission fees that the Group incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained.

According to IFRS 15, the Group recognizes as an asset the incremental cost of obtaining contract and amortize it through the contract period. However, as a practical expedient, the Group recognizes the incremental costs of obtaining a contracts as an expense when incurred if the amortization period of the asset is one year or less.

In relation to this, prepaid expenses are increased by ￦1,444,822 million as at December 31, 2018 (January 1, 2018: ￦1,285,443 million).

-	Consolidated statement of profit or loss

	2018
(In millions of Korean won)	Reported Amount (*)		Adjustments		Amount before application of IFRS 15
Operating revenue	￦	23,436,050	￦	268,270	￦	23,704,320
Operating expenses		22,335,190		316,495		22,651,685
Operating profit		1,100,860		(48,225)		1,052,635
Financial income		374,243		(3,862)		370,381
Financial costs		435,659		16,860		452,519
Share of net losses of associates and joint venture		(5,467)		—		(5,467)
Profit before income tax		1,033,977		(68,947)		965,030
Income tax expense		314,565		(17,944)		296,621

Profit for the year	￦	719,412	￦	(51,003)	￦	668,409

(*)	Amounts include adjustments arising from adoption of IFRS 9.

Summary of Beginning Balance of Retained Earnings after Adjustment Due to Application of IFRS 9

Details of the Group’s beginning balance of retained earnings after adjustment due to application of IFRS 9, are as follows:

(In millions of Korean won)	January 1, 2018
Beginning balance — IAS 39	￦	9,961,150
Reclassification of available-for-sale securities to financial assets at fair value through profit or loss		32,754
Reclassification of available-for-sale securities to financial assets at fair value through other comprehensive income		2,191
Increase in provision for impairment of financial assets at amortized cost		(1,817)
Increase in provision with unused limit		(287)
Decrease in deferred income tax assets		(8,395)
Adjustments of non-controlled interests		(259)

Adjustments to retained earnings from adoption of IFRS 9		24,187

Beginning balance of retained earnings — IFRS 9		9,985,337

Adjustment to retained earnings from adoption of IFRS 15		929,866

Beginning balance of retained earnings after adjustment	￦	10,915,203

Summary of Effects Resulting from Classification and Measurement of Financial Instruments

The main effects resulting from this reclassification are as follows:

(In millions of Korean won)	Classification in accordance with		Amount in accordance with
Account	IAS 39	IFRS 9	IAS 39		IFRS 9		Differences
Financial assets
Cash and cash equivalent	Loans and receivables	Financial assets measured at amortized cost	￦	1,928,182	￦	1,928,182	￦	—

Trade and other receivables	Loans and receivables	Financial assets measured at amortized cost		6,793,397		5,836,089		(1,028)

		Financial assets at fair value through other comprehensive income				980,766		24,486

Other financial assets	Loans and receivables	Financial assets measured at amortized cost		1,333,317		462,075		(789)
		Financial assets at fair value through profit or loss				870,453		—
	Financial assets at fair value through profit or loss	Financial assets at fair value through profit or loss		5,813		5,813		—
	Derivative financial assets for hedging purpose	Derivative financial assets for hedging purpose		7,389		7,389		—
	Financial assets available-for-sale	Financial assets measured at amortized cost				28,603		—
		Financial assets at fair value through profit or loss		380,953		127,276		32,745
		Financial assets at fair value through other comprehensive income				259,904		2,085
	Financial assets held-to-maturity	Financial assets measured at amortized cost				51		—
		Financial assets at fair value through profit or loss		151		100		—
		Financial assets at fair value through other comprehensive income				—		—

Financial liabilities

Trade payables and payables	Other financial liabilities measured at amortized cost	Financial assets measured at amortized cost		￦8,427,457		￦8,427,457		￦—

Borrowing	Other financial liabilities measured at amortized cost	Financial assets measured at amortized cost		6,683,662		6,683,662		—

Other financial liabilities	Financial liabilities at fair value through profit or loss	Financial liabilities at fair value through profit or loss		5,051		5,051		—

Other financial liabilities	Derivative financial liabilities for hedging purpose	Derivative financial liabilities for hedging purpose		93,770		93,770		—

Other financial liabilities (*)	Other financial liabilities measured at amortized cost	Financial assets measured at amortized cost		89,104		89,391		287

(*)	The amount includes provisions of which loss allowance is remeasured due to adoption of IFRS 9.

Summary of Impact on Changes in Equity

The impact on these changes on the Group’s equity as at January 1, 2018, is as follows:

(In millions of Korean won)	Accumulated other comprehensive income		Retained earnings
Reclassification from loans and receivables to financial assets at fair value through other comprehensive income, and fair value assessment	￦	24,486	￦	—
Reclassification from available-for-sale financial assets to financial assets at fair value through profit or loss, and fair value assessment		(9)		32,754
Reclassification from available-for-sale financial assets to financial assets at fair value through other comprehensive income		(106)		2,191
Increase in provision for impairment of financial assets at amortized cost		—		(1,817)
Increase in provision with unused limit		—		(287)
Income tax effect		(6,734)		(8,395)
Adjustments of non-controlled interests		104		(259)

Total adjustments from application of IFRS 9	￦	17,741	￦	24,187